Material Loss (Tables)	12 Months Ended
Dec. 31, 2020
Profit Loss [Abstract]
Summary of Material Loss	These are listed separately here to provide a better understanding of the financial performance of the group (in thousands):

	Note	2018	2019	2020
Leases (2018: operating leases)	18	$19,244	$9,449	$6,400
Research and development costs expensed		12,455	15,777	22,484
Loss/(gain) on disposal of non-current assets		1,028	(144)	-
Amortization - Intangible assets	16	16,199	85,055	177,857
Depreciation - Property, plant and equipment	17	7,338	8,972	12,094
Depreciation - Right-of-use assets	18	-	19,564	27,272
Impairment losses on intangible assets	16	-	-	36,269
Impairment losses on property, plant and equipment	17	-	-	757
Impairment losses on right-of-use assets	18	-	-	2,234
Transaction related legal and advisory expenses		-	15,374	24,598
Change on remeasurement of put and call option liabilities	9	-	(43,247)	288,853
Change in fair value of convertible note embedded derivatives	9	-	-	2,354,720
Change in fair value of acquisition related consideration	9	-	21,526	-
Loss on impairment of investments carried at fair value			5,000	235